Fair Value Measurements - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains from fair value changes of trading securities and derivative assets	¥ (63,390)	¥ 23,967	¥ 18,140
Equity Method Investments	¥ 0	0	0
Impairment charges of equity investment		¥ 111,567	¥ 22,030